VIA EDGAR

                              December 5, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam Voyager Fund (Reg. No. 2-29546) (811-1682) (the
     "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectuses that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 49 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 29, 1995.

      Comments or questions concerning this certificate may be directed to at 1-800-225-2465, ext. 1913.

                              Very truly yours,


                              Putnam  Voyager Fund

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President


cc:  Brian McCabe, Esq.